(Loss) earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
Schedule of loss earnings per share

	Six months ended June 30, 2026
	Amount after income tax	Weighted average number of ordinary shares outstanding	Loss per share (in dollars)
Loss attributable to the parent	$1,567,791	3,973,095	$(0.39)

	Six months ended June 30, 2025
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Earnings attributable to the parent	$5,237	15,762,887	$0.00